Submission	Jun. 02, 2025
Submission [Line Items]
Central Index Key	0001048477
Registrant Name	BIOMARIN PHARMACEUTICAL INC
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES